Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	Segall Bryant & Hamill Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0000357204
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2019
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2019
Prospectus Date	rr_ProspectusDate	May 01, 2018
Segall Bryant & Hamill Large Cap Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated February 28, 2019 to the

Segall Bryant & Hamill Funds Prospectus and the Summary Prospectus for the

Segall Bryant & Hamill Large Cap Dividend Fund, each dated May 1, 2018.

Segall Bryant & Hamill will be expanding the existing use of Environmental, Social & Governance (“ESG”) Screening within the current investment process to utilize its Workplace Equality screening within the Segall Bryant & Hamill Large Cap Dividend Fund effective May 1, 2019.

IMPORTANT NOTICE REGARDING CHANGE IN NAME AND INVESTMENT POLICY

Segall Bryant & Hamill Large Cap Dividend Fund

Segall Bryant & Hamill (the “Adviser”), the Fund’s investment manager, has recommended, and your Fund’s Board of Trustees has approved, the following changes that will be implemented effective May 1, 2019.

The Fund’s name will be changed to the Segall Bryant & Hamill Workplace Equality Fund.

The Fund’s investment objective will remain the same; however, some of the principal investment strategies will be modified to incorporate the Adviser’s Workplace Equality Screening into the existing investment process.

The Fund’s principal investment strategies will be as follows:

•	The Fund invests primarily in dividend-paying companies with greater than $1 billion in market capitalization that exhibit strong Environmental, Social, and Governance (ESG) practices and are included in the Adviser’s Workplace Equality Screen (the “Screen”). The portfolio management team considers a candidate company’s ESG and workplace equality practices and inclusionary hiring and promotion policies because they believe these traits can enhance a company’s growth trajectory, long-term financial success and ability to pay a dividend.
•	The Screen currently consists of approximately 330 publicly traded stocks of U.S. and foreign companies which support equality for lesbian, gay, bisexual and/or transgender (LGBT) employees through their workplace practices. Moreover, the Screen seeks to identify companies that value gender equality in hiring and promotion practices.
•	Through a combination of proprietary quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the financial strength and capital appreciation opportunity of candidate companies.
•	The team researches companies in which the historical consistency and fundamental improvement in free cash flow appear sustainable. The team seeks to develop an understanding of the economics of the business and sustainability of a company’s competitive advantage.
•	With respect to portfolio structure, the team seeks to achieve a balance between risk-adjusted total return opportunity and down-market capital preservation without regard to sector weighting limitations. Stocks may be sold when business fundamentals have changed, ESG practices deteriorate, the stock no longer meets the Screen or the stock price has achieved the team’s valuation target. The stock may also be sold if better relative investment opportunities have been identified.

The Fund’s benchmark will remain as the Russell 1000® Index.

The Fund will continue to be managed by Mr. Derek R. Anguilm, CFA, Mr. Mark M. Adelmann, CFA, CPA, Ms. Lisa Z. Ramirez, CFA, and Mr. Alex A. Ruehle, CFA. Joining the investment team beginning May 1, 2019 will be John N. Roberts, Esq.

An updated summary prospectus will be mailed to shareholders prior to the effective date of the change, and an updated statutory prospectus and statement of additional information will be available upon request.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.